Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	60,900.00
Total Offset Amount	21,446.54
Net Fee	$ 39,453.46
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A